Off balance sheet commitments (Tables)	12 Months Ended
Dec. 31, 2020
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Summary of off balance sheet commitments relating to operating activities
Off balance sheet commitments relating to Sanofi’s operating activities comprise the following:

December 31, 2020		Payments due by period
(€ million)	Total	Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Leases with a term of less than 12 months, low value asset leases and lease contracts committed but not yet commenced(a)(b)	950	39	118	118	675
Irrevocable purchase commitments(c)
•given(d)	7,153	4,072	1,482	572	1,027
•received	(608)	(236)	(168)	(51)	(153)
Research and development license agreements - commitments given
•commitments related to R&D and other commitments(e)	500	261	217	10	12
•probable milestone payments(f)	2,456	163	714	972	607
Total - net commitments given(g)	10,451	4,299	2,363	1,621	2,168
(a) Includes future variable lease payments not recognized in Lease liabilities as of December 31, 2020. The principal commitment on this line is a new lease in the United States that will commence in 2021. As of December 31, 2019, the amount of such commitments was €1,067 million.
(b) Lease commitments given to joint ventures were immaterial as of December 31, 2020.
(c) These comprise irrevocable commitments to suppliers of (i) property, plant and equipment, net of down-payments (see Note D.3.) and (ii) goods and services. As of December 31, 2019, irrevocable commitments amounted to €6,726 million given and €(648) million received.
(d) Irrevocable purchase commitments given as of December 31, 2020 include €989 million of commitments to joint ventures.
(e) Commitments related to R&D, and other commitments, amounted to €784 million as of December 31, 2019.
(f) This line includes only contingent milestone payments on development projects in progress. The reduction relative to December 31, 2019 (when probable milestone payments amounted to €3,040 million) is mainly due to (i) the discontinuation of the collaboration with Hanmi and (ii) the ending of a pre-existing agreement with Principia Biopharma Inc. following the acquisition of that company by Sanofi in September 2020.
(g) This line excludes:
    (i) commitments given relating to projects in the research phase (€6.7 billion in 2020, €6.7 billion in 2019) and payments contingent upon the attainment of sales targets once a product is commercialized (€8.1 billion in 2020, €10.6 billion in 2019);
    (ii) commitments received in respect of the additional share of quarterly profits to which Sanofi is entitled under the collaboration agreements with Regeneron on monoclonal antibodies (capped at 10% of Regeneron’s share of quarterly profits), until Regeneron has paid 50% of the cumulative development costs incurred by the parties in the collaboration (see Note C.1.). Such commitments received were €2.6 billion in 2020 (€2.7 billion in 2019), relative to cumulative development costs of €6.6 billion as of December 31, 2020 (€3.3 billion 100% financed by Sanofi, €3.3 billion financed 80% Sanofi, 20% Regeneron); and
    (iii) commitments received under other agreements amounting to €3.3 billion in 2020 (€3.2 billion in 2019), including discovery, development and commercialization agreements arising from (i) the acquisition of Ablynx on May 14, 2018 (see Note D.1.), amounting to €1.1 billion as of December 31, 2020 (€1.1 billion in 2019) and (ii) the sale to Celgene of Sanofi's equity interest in Impact Biomedicines in January 2018, amounting to €0.5 billion as of December 31, 2020 (€0.5 billion in 2019).

Summary of Undrawn Credit Facilities	Undrawn credit facilities are as follows:

December 31, 2020	Total	Expiry
(€ million)		Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
General-purpose credit facilities	8,000	4,000	—	4,000	—

Summary of amount of guarantees given and received
The table below shows the amount of guarantees given and received:

(€ million)	2020	2019	2018
Guarantees given:	3,291	3,103	3,010
•Guarantees provided to banks in connection with credit facilities	695	1,263	1,307
•Other guarantees given	2,596	1,840	1,703
Guarantees received	(964)	(703)	(190)